Financial instruments - Derivative financial instruments valuation (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Current Assets	€ 2,513	€ 7,837
Derivatives - cash flow hedging instruments
Financial instruments
Total Assets	107	1,492
Total Liabilities	(2,534)	(1,125)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	107	1,434
Non-current Assets		58
Current Liabilities	(2,484)	(711)
Non-current Liabilities	(50)
Derivatives - cash flow hedging instruments | Interest rate swap
Financial instruments
Current Liabilities		(414)
Derivatives not designated as hedging instruments
Financial instruments
Total Assets	2,406	18,222
Total Liabilities	(10,762)	(18,911)
Derivatives not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	2,406	6,402
Current Liabilities	€ (10,762)	(7,091)
Derivatives not designated as hedging instruments | Derivatives embedded in the Convertible Bonds
Financial instruments
Non-current Liabilities		(11,820)
Derivatives not designated as hedging instruments | Share Options to secure the Convertible Bonds
Financial instruments
Non-current Assets		€ 11,820